Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Shares Underlying Options, Beginning balanceShares Underlying Options, Beginning balance	2,566
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance	$ 1,618.30
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 1 month 28 days	8 years 6 months 7 days	8 years 3 months 14 days	7 years 11 months 12 days
Intrinsic Value Outstanding, Beginning Balance		$ 109,821	$ 108,253
Shares Underlying Options, Granted	10,000	2,845	1,738
Weighted Average Exercise Price, Granted	$ 210.45	$ 1,433.40	$ 4,964.90
Weighted Average Remaining Contractual Term (in years), Granted	9 years 4 months 13 days
Shares Underlying Options, Forfeited	(24)	(1,580)	(823)
Weighted Average Exercise Price, Forfeited	$ 1,888.29	$ 2,345.70	$ 5,785.60
Shares Underlying Options, Ending balance	12,542	2,566
Weighted Average Exercise Price, Ending Balance	$ 341.57	$ 1,618.30
Intrinsic Value Outstanding, Ending Balance			$ 109,821	$ 108,253
Shares Underlying Options, Exercisable	1,146	656
Weighted Average Exercise Price, Exercisable	$ 1,646.28	$ 1,596.50
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 3 days	6 years 4 months 13 days
Intrinsic Value, Exerciseable
Shares Underlying Options, Beginning balance	2,566	1,501	635
Weighted Average Exercise Price, Beginning Balance	$ 1,618.30	$ 2,914.40	$ 1,052.40
Shares Underlying Options, Exercised			(36)
Weighted Average Exercise Price, Exercised			$ 1,094.60
Intrinsic Value, Exercised			$ 4,480
Shares Underlying Options, Exercised		(200)	(13)
Weighted Average Exercise Price, Expired		$ 3,092.40	$ 5,990.00
Shares Underlying Options, Ending balance		2,566	1,501	635
Weighted Average Exercise Price, Beginning Balance		$ 1,618.30	$ 2,914.40	$ 1,052.40
Shares Underlying Options, Exercisable	1,146	656
Weighted Average Exercise Price, Exercisable	$ 1,646.28	$ 1,596.50